Consolidated Statement of Profit or Loss - USD ($)				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Shipping income
Revenue (Note 4)				$ 932,377,000	$ 600,024,000		$ 513,368,000
Gains on disposal of vessels/other tangible assets (Note 8)				14,879,000	19,138,000		36,538,000
Other operating income (Note 4)				10,094,000	4,775,000		4,902,000
Total shipping income				957,350,000	623,937,000		554,808,000
Operating expenses
Voyage expenses and commissions (Note 5)				(144,681,000)	(141,416,000)		(62,035,000)
Vessel operating expenses (Note 5)				(211,795,000)	(185,792,000)		(150,427,000)
Charter hire expenses				(604,000)	(31,114,000)		(31,173,000)
Losses on disposal of vessels/other tangible assets				(75,000)	(273,000)		(21,027,000)
Impairment on non-current assets held for sale (Note 3)				0	(2,995,000)		0
Depreciation tangible assets (Note 8)				(337,646,000)	(270,582,000)		(229,777,000)
Depreciation intangible assets				(56,000)	(111,000)		(95,000)
General and administrative expenses (Note 5)				(66,890,000)	(66,232,000)		(46,868,000)
Total operating expenses				(761,747,000)	(698,515,000)		(541,402,000)
RESULT FROM OPERATING ACTIVITIES				195,603,000	(74,578,000)		13,406,000
Finance income				20,572,000	15,023,000		7,266,000
Finance expenses (Note 6)				(119,803,000)	(89,412,000)		(50,729,000)
Net finance expenses				(99,231,000)	(74,389,000)		(43,463,000)
Gain on bargain purchase (Note 24)				0	23,059,000	[2]	0	[2]
Share of profit (loss) of equity accounted investees (net of income tax) (Note 25)				16,460,000	16,076,000		30,082,000
PROFIT (LOSS) BEFORE INCOME TAX				112,832,000	(109,832,000)		25,000
Income tax benefit (expense) (Note 7)				(602,000)	(238,000)		1,358,000
PROFIT (LOSS) FOR THE PERIOD				112,230,000	(110,070,000)	[2],[3]	1,383,000	[2],[3]
Attributable to:
Owners of the company				$ 112,230,267	$ (110,069,928)		$ 1,382,530
Basic earnings per share (Note 14) (in dollars per share)				$ 0.52	$ (0.57)		$ 0.01
Diluted earnings per share (Note 14) (in dollars per share)				$ 0.52	$ (0.57)		$ 0.01
Weighted average number of shares (basic) (Note 14) (in shares)	218,786,812	158,166,534	158,166,534	216,029,170.7	191,994,398.17		158,166,534
Weighted average number of shares (diluted) (Note 14) (in shares)				216,029,171	191,994,398		158,297,057

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	.
[3]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.